Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of intangible assets
Weighted Average Amortization Period (years)	2 years 3 months 18 days	2 years 7 months 6 days	3 years 4 months 24 days
Cost	$ 2,355,419	$ 2,355,419	$ 2,355,419
Accumulated Amortization	2,054,830	1,945,470	1,722,907
Net Book Value	$ 300,589	$ 409,949	$ 632,512
Licenses [Member]
Summary of intangible assets
Weighted Average Amortization Period (years)	4 years 2 months 12 days	4 years 8 months 12 days	5 years 8 months 12 days
Cost	$ 462,234	$ 462,234	$ 462,234
Accumulated Amortization	320,002	306,495	279,258
Net Book Value	$ 142,232	$ 155,739	$ 182,976
Patents [Member]
Summary of intangible assets
Weighted Average Amortization Period (years)	1 year 6 months	1 year 10 months 24 days	2 years 7 months 6 days
Cost	$ 1,893,185	$ 1,893,185	$ 1,893,185
Accumulated Amortization	1,734,828	1,638,975	1,443,649
Net Book Value	$ 158,357	$ 254,210	$ 449,536